STOCKHOLDERS' EQUITY (DEFICIT) (Details)					1 Months Ended			3 Months Ended				9 Months Ended		12 Months Ended				24 Months Ended
	Aug. 27, 2021 USD ($)	Jun. 28, 2021 USD ($) $ / shares shares	May 18, 2021 USD ($) $ / shares shares	May 13, 2021 USD ($) shares	Jul. 31, 2021 USD ($) shares	May 31, 2021 USD ($) shares	Apr. 30, 2021 shares	Sep. 30, 2021 USD ($) D $ / shares shares	Sep. 30, 2020 USD ($) $ / shares	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($) shares	Sep. 30, 2021 USD ($) D $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares		Dec. 31, 2019 USD ($) $ / shares shares		Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2021 shares	Aug. 31, 2021 USD ($)	Feb. 11, 2020 shares	Sep. 30, 2018 shares
Class of Stock [Line Items]
Preferred Stock, Shares Authorized																					125,000,000	77,000,000
Preferred stock outstanding (in shares)														20,714,518		20,714,518		20,714,518
Preferred stock liquidation preference | $														$ 27,536,206		$ 15,738,253		$ 27,536,206
Percentage of affirmative votes required to remove directors from the Board			66.3333%
Reverse stock split conversion ratio			1-for-15.625
Number of shares issued																		0
Value of shares issued | $										$ 126,837	$ 311,312			$ 451,603		2,508,300
Common stock authorized (in shares)																					200,000,000	110,000,000
Common stock voting rights												one vote per share		one vote per share
Stock-based compensation expense | $								$ 134,113	$ 5,779			$ 4,155,641	$ 105,643	$ 144,775		$ 172,491
Contingent consideration liability | $								10,527,910				10,527,910
Proceeds from exercise of warrants | $												1,768,046
Deferred offering costs | $								367,696				$ 367,696		$ 214,647				$ 214,647
Equity Purchase Agreement [Member]
Class of Stock [Line Items]
Number of shares issued												126,354
Value of Common stock to be issued under the agreement | $	$ 17,500,000																			$ 17,500,000
Term of agreement	24 months
Available under the equity line of credit | $								$ 17,500,000				$ 17,500,000
Number of lowest closing sale prices of Common Stock during the period of twelve consecutive trading days | D								12				12
Number of consecutive trading days when there is three lowest closing sale prices of Common Stock | D								3				3
Number of consecutive trading days immediately preceding the put date | D								5				5
Maximum amount the Company may request | $	$ 17,500,000
Deferred offering costs | $								$ 367,696				$ 367,696
Option One [Member] | Equity Purchase Agreement [Member]
Class of Stock [Line Items]
Maximum amount the Company may request | $								$ 500,000				$ 500,000
Option Two [Member] | Equity Purchase Agreement [Member]
Class of Stock [Line Items]
Percentage of one lowest traded price of our common stock on the Nasdaq Capital Market								93.00%				93.00%
Percentage of VWAP on the Clearing Date								93.00%				93.00%
Percentage of closing bid price of the common stock on the Nasdaq Capital Market on the Clearing Date								93.00%				93.00%
Maximum amount the Company may request | $								$ 2,000,000				$ 2,000,000
Initial Public Offering
Class of Stock [Line Items]
Number of shares issued				2,409,639
Warrants issued				2,771,084
Aggregate net proceeds | $			$ 8,600,000
Amount of debt converted into shares | $			2,680,289
Underwriting commissions | $			800,000
Direct offering expenses | $			600,000
Underwriting discounts and commissions | $				$ 800,000
Initial Public Offering | Certain officers and directors
Class of Stock [Line Items]
Amount of debt converted into shares | $			$ 257,515
Number of shares resulting from conversion			152,357
Stock-based compensation expense | $			$ 233,184
Over-allotment option
Class of Stock [Line Items]
Warrants issued				361,445
April 2021 Financing
Class of Stock [Line Items]
Number of shares issued							20,000
Consulting agreement
Class of Stock [Line Items]
Number of shares issued												50,000
Guaranteed equity value of shares issued | $												$ 250,000
Contingent consideration liability | $								$ 67,000				$ 67,000
Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Shares Authorized			10,000,000
Preferred Stock | Initial Public Offering
Class of Stock [Line Items]
Stock issued upon conversion (in shares)			4,027,181
Common Stock
Class of Stock [Line Items]
Common stock authorized (in shares)			200,000,000					200,000,000				200,000,000		200,000,000		110,000,000		200,000,000
Common stock par value (in dollars per share) | $ / shares								$ 0.0001				$ 0.0001				$ 0.0001
Common stock issued (in shares)														664,167		664,167		664,167
Common stock outstanding (in shares)														664,167		664,167		664,167
Number of warrants exercised					355,000	31,881
Proceeds from exercise of warrants | $					$ 1,622,350	$ 145,696
Common Stock | H&J acquisition
Class of Stock [Line Items]
Shares issued in connection with acquisition			2,192,771
Common Stock | State side [Member]
Class of Stock [Line Items]
Shares issued in connection with acquisition			1,101,538
Common Stock | Initial Public Offering
Class of Stock [Line Items]
Number of shares issued			2,409,639
Issue price (in dollars per share) | $ / shares			$ 4.15
Number of shares resulting from conversion			1,135,153
Common Stock | Over-allotment option
Class of Stock [Line Items]
Number of shares issued		361,445
Issue price (in dollars per share) | $ / shares		$ 4.15
Aggregate net proceeds | $		$ 1,400,000
Underwriting discounts and commissions | $		$ 100,000
Series Seed Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Shares Authorized								0				0		20,714,518		20,714,518		20,714,518
Preferred stock issued (in shares)								0				0		20,714,518		20,714,518		20,714,518	20,714,518
Preferred stock outstanding (in shares)								0				0		20,714,518		20,714,518		20,714,518
Preferred stock liquidation preference | $														$ 5,633,855		$ 5,633,855		$ 5,633,855
Series A convertible preferred stock
Class of Stock [Line Items]
Preferred Stock, Shares Authorized								0				0		14,481,413		14,481,413		14,481,413
Preferred stock issued (in shares)								0				0		5,654,072		5,654,072		5,654,072
Preferred stock outstanding (in shares)								0				0		5,654,072		5,654,072		5,654,072
Preferred stock liquidation preference | $														$ 2,713,955		$ 2,713,955		$ 2,713,955
Series A-2 convertible preferred stock
Class of Stock [Line Items]
Preferred Stock, Shares Authorized								0				0		20,000,000		20,000,000		20,000,000
Preferred stock issued (in shares)								0				0		5,932,742		5,932,742		5,932,742
Preferred stock outstanding (in shares)								0				0		5,932,742		5,932,742		5,932,742
Preferred stock liquidation preference | $														$ 2,966,371		$ 2,966,371		$ 2,966,371
Series CF convertible preferred stock
Class of Stock [Line Items]
Preferred Stock, Shares Authorized								0				0		2,000,000		2,000,000		2,000,000
Preferred stock issued (in shares)								0				0		836,331		126,641		836,331
Preferred stock outstanding (in shares)								0				0		836,331		126,641		836,331
Preferred stock liquidation preference | $														$ 434,890		$ 65,863		$ 434,890
Number of shares issued													709,690	709,960
Issue price (in dollars per share) | $ / shares									$ 0.52				$ 0.52	$ 0.44				$ 0.44
Series A-3 convertible preferred stock
Class of Stock [Line Items]
Preferred Stock, Shares Authorized								0				0		18,867,925		18,867,925		18,867,925
Preferred stock issued (in shares)								0				0		9,032,330		8,223,036		9,032,330
Preferred stock outstanding (in shares)								0				0		9,032,330		8,223,036		9,032,330
Preferred stock liquidation preference | $														$ 4,787,135		$ 4,358,209		$ 4,787,135
Number of shares issued													809,294	809,294		4,775,428
Issue price (in dollars per share) | $ / shares									0.53				$ 0.53	$ 0.53		$ 0.53		$ 0.53
Series A-3 convertible preferred stock | Preferred Stock
Class of Stock [Line Items]
Number of shares issued											809,294			809,294	[1]	4,775,428	[1]
Value of shares issued | $											$ 81			$ 81		$ 478
Series B convertible preferred stock
Class of Stock [Line Items]
Preferred Stock, Shares Authorized														20,754,717				20,754,717			20,754,717
Preferred stock issued (in shares)														20,754,717		0		20,754,717
Preferred stock outstanding (in shares)																0
Series B convertible preferred stock | Bailey
Class of Stock [Line Items]
Number of shares issued													20,754,717	20,754,717
Issue price (in dollars per share) | $ / shares									$ 0.53				$ 0.53	$ 0.53				$ 0.53
Value of shares issued | $													$ 11,000,000	$ 11,000,000

[1]	The shares have been retroactively restated to reflect the 1-for-15.625 reverse stock split approved by the board of directors and shareholders in May 2021, of its issued and outstanding shares of common stock and a proportional adjustment to the existing conversion ratios for each series of the Company’s convertible preferred stock (see Note 14)